                            PAINEWEBBER GROWTH FUND
                       PAINEWEBBER GROWTH AND INCOME FUND
                            PAINEWEBBER MID CAP FUND
                           PAINEWEBBER SMALL CAP FUND
                SUPPLEMENT TO PROSPECTUS DATED DECEMBER 1, 1999

                                                                October 10, 2000

Dear Investor,

    This supplement to the Prospectus dated December 1, 1999 for the above-referenced funds (each a "PW fund") describes important changes affecting your fund. These changes were proposed by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") and approved by your fund's board as in the best interests of fund shareholders. If you have any questions about these changes, you should contact your Financial Advisor.

    The purpose of this supplement is to notify you of

       - the proposed merger of each PW fund into a series of another mutual fund and

       - changes in investment management arrangements for each PW fund and related investment strategy changes that became effective on October 10, 2000.

    The shareholders of each PW fund must approve its proposed merger before the transaction can be effected. The proposed mergers will be submitted to shareholders at meetings expected to be held in January or February 2001. If approved by the PW fund's shareholders, the merger for that PW fund is expected to become effective no later than early March 2001.

    More information about the proposed merger for each PW fund and the new investment management arrangements and related investment strategy changes is set out below.

PROPOSED MERGERS

    On October 6, 2000, the board of trustees for each PW fund approved the submission to its shareholders of an Agreement and Plan of Reorganization and Termination ("Plan") under which the PW fund would transfer substantially all of its assets and liabilities to a series of PaineWebber PACE Select Advisors Trust, an open-end mutual fund (each series a "PACE fund"). The PACE funds' investments are managed by sub-advisers, and the same sub-adviser(s) for each PACE fund proposed as a merger partner for a PW fund now serve as sub-adviser(s) for that PW fund. If a PW fund's shareholders approve the proposed merger, they will receive shares of the applicable PACE fund in exchange for their shares in the PW fund, and the PW fund will cease operations.

    Each merger is expected to be a tax-free transaction, which means that no gain or loss will be recognized by either fund and that the PW fund's shareholders will not realize any gain or loss on their receipt of PACE fund shares in the merger. More information about the proposed merger for each PW fund will be provided to its shareholders in proxy solicitation materials that are expected to be mailed in December 2000.

                                                                     Item # ZS74

    The parties to each proposed merger are identified below, along with each fund's investment objective and primary investment strategies.

                   PW Fund                         PACE Fund Proposed as Merger Partner
---------------------------------------------  ---------------------------------------------
--------------------------------------------------------------------------------------------
PAINEWEBBER GROWTH FUND                        PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS
  (THE SOLE SERIES OF PAINEWEBBER OLYMPUS
FUND)

INVESTMENT OBJECTIVE: Long-term capital        INVESTMENT OBJECTIVE: Capital appreciation.
appreciation.

Invests primarily in common stocks of          Invests primarily in common stocks of
companies believed to have substantial         companies believed to have substantial
potential for capital growth. Invests          potential for capital growth and that have
primarily in large capitalization companies    market capitalizations of $4 billion or
but has the flexibility to invest in           greater at the time of purchase.
companies having any market capitalization.
--------------------------------------------------------------------------------------------
PAINEWEBBER GROWTH AND INCOME FUND             PACE LARGE COMPANY VALUE EQUITY INVESTMENTS
  (THE SOLE SERIES OF PAINEWEBBER AMERICA
FUND)

INVESTMENT OBJECTIVE: Current income and       INVESTMENT OBJECTIVE: Capital appreciation
capital growth.                                and dividend income.

Invests primarily in common stocks of large    Invests primarily in stocks of large
capitalization companies but has no specific   capitalization U.S. companies that are
market capitalization requirements.            believed to be undervalued and that have
                                               market capitalizations of $4 billion or
                                               greater at the time of purchase.
--------------------------------------------------------------------------------------------
PAINEWEBBER MID CAP FUND                       PACE SMALL/MEDIUM COMPANY GROWTH EQUITY
  (THE SOLE SERIES OF PAINEWEBBER MANAGED      INVESTMENTS
ASSETS   TRUST)

INVESTMENT OBJECTIVE: Long-term capital        INVESTMENT OBJECTIVE: Capital appreciation.
appreciation

Invests primarily in common stocks of medium   Invests primarily in stocks of 'emerging
capitalization companies (market               growth' companies that are believed to have
capitalizations of between $750 million and    potential for high future earnings growth
$8 billion at time of purchase) that are       relative to the overall market and that have
believed to have substantial potential for     total market capitalizations of less than $4
capital growth.                                billion at the time of purchase.
--------------------------------------------------------------------------------------------
PAINEWEBBER SMALL CAP FUND                     PACE SMALL/MEDIUM COMPANY VALUE EQUITY
  (A SERIES OF PAINEWEBBER SECURITIES TRUST)   INVESTMENTS

INVESTMENT OBJECTIVE: Long-term capital        INVESTMENT OBJECTIVE: Capital appreciation.
appreciation.

Invests primarily in common stocks of small    Invests primarily in stocks of companies that
capitalization companies (market               are believed to be undervalued or overlooked
capitalizations of up to $1.5 billion at time  in the marketplace and that have total market
of purchase) that are believed to have         capitalizations of less than $4 billion at
substantial potential for capital growth and   the time of purchase.
are undervalued.
--------------------------------------------------------------------------------------------

    You may continue to buy and sell shares in the PW funds and exchange your PW fund Class A, Class B and Class C shares for shares of the corresponding class of other PaineWebber funds prior to the shareholder meetings. When you sell or exchange your PW fund shares, you generally will be subject to federal income tax on any gain you realize. If the merger proposal is approved for a fund, the fund expects to close to new purchases and exchange purchases approximately five business days prior to the date on which the merger is effected.

NEW INVESTMENT MANAGEMENT ARRANGEMENTS

    On October 6, 2000, the board of trustees for each PW fund terminated the existing Investment Advisory and Administration Contract ("Old Advisory Contract") with Mitchell Hutchins relating to the PW fund and approved new interim investment management arrangements that became effective on October 10, 2000.

    For each PW fund, these interim investment management arrangements consist of a new Interim Investment Management and Administration Contract ("Interim Management Contract") with Mitchell Hutchins and one or more Interim Sub-Advisory Contracts between Mitchell Hutchins and unaffiliated sub-advisers. Under the Interim Management Contracts, Mitchell Hutchins' primary portfolio management responsibility is to identify appropriate sub-advisers to manage the PW funds' assets and to supervise and monitor the performance of those sub-advisers and make recommendations about the retention or replacement of sub-advisers. The interim contracts terminate automatically 150 days after their effective dates. The fees payable by each PW fund to Mitchell Hutchins under its Interim Management Contract are identical to the fees under the Old Advisory Contract. Mitchell Hutchins (not the funds) pays the sub-advisers for their services under the Interim Sub-Advisory Contracts. The new sub-advisers for the PW funds are identified below:

--------------------------------------------------------------------------------------------
PW Fund                                        Sub-Adviser(s)
---------------------------------------------  ---------------------------------------------
--------------------------------------------------------------------------------------------
PaineWebber Growth Fund                        Alliance Capital Management L.P.
                                               State Street Global Advisors
--------------------------------------------------------------------------------------------
PaineWebber Growth and Income Fund             Institutional Capital Corporation
                                               Westwood Management Corporation
                                               State Street Global Advisors
--------------------------------------------------------------------------------------------
PaineWebber Mid Cap Fund                       Delaware Management Company
--------------------------------------------------------------------------------------------
PaineWebber Small Cap Fund                     Ariel Capital Management, Inc.
                                               ICM Asset Management, Inc.
--------------------------------------------------------------------------------------------

    These arrangements and some related changes in each fund's investment strategies are described in greater detail below. The new sub-advisers expect to realign their funds' portfolios to reflect their proprietary investment strategies over the next several weeks. As a result, during this period, the funds may experience higher portfolio turnover than normal and higher related transaction costs, including brokerage commissions. In addition, a fund may realize capital gains when portfolio positions are sold by a new sub-adviser. These realized capital gains may increase a fund's taxable dividends for the current year.

AS A RESULT OF THESE CHANGES, THE PROSPECTUS DATED DECEMBER 1, 1999 IS REVISED AS FOLLOWS:

FOR PAINEWEBBER GROWTH FUND, THE SECTION CAPTIONED "PRINCIPAL INVESTMENT STRATEGIES" ON P. 3 OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE
FOLLOWING:

           PRINCIPAL INVESTMENT STRATEGIES

           The fund invests primarily in common stocks that are believed to have substantial potential for capital growth.

           The fund generally invests in larger capitalization companies but has the flexibility to invest in companies having any market capitalization. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers and the fund also may invest in bonds. The fund may (but is not required to) use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risk.

           The fund's manager, Mitchell Hutchins Asset Management Inc., has appointed Alliance Capital Management L.P. ("Alliance Capital") and State Street Global Advisors ("SSgA") to serve as sub-advisers for the fund's investments. Alliance Capital initially manages approximately 60% of the fund's assets and SSgA manages approximately 40%. Mitchell Hutchins allocates the fund's assets between the two sub-advisers. The relative values of assets allocated to each sub-adviser can change at any time.

           In managing its share of the fund's assets, Alliance Capital follows its "disciplined growth" strategy and seeks to identify the best combinations of earnings growth and reasonable valuation in selecting stocks for the fund. Alliance Capital ranks each stock in its investment universe based on its analysts' assessments and fundamental research that includes six measures of earnings growth and valuation. The fund normally invests in stocks that rank in the top 30% of this research universe and generally sells stocks that rank in the bottom half.

           In managing its share of the fund's assets, SSgA seeks to outperform the Russell 1000 Growth Index (before fees and expenses). SSgA uses several independent valuation measures to identify investment opportunities within a large cap growth universe and combines factors to produce an overall rank. Comprehensive research determines the optimal weighting of these perspectives to arrive at schemes that vary by industry. SSgA ranks all companies within the investable universe from top to bottom based on their relative attractiveness. SSgA constructs the fund's portfolio by selecting the highest ranked stocks from the universe and manages deviations from the benchmark to maximize the risk/reward trade-off. The resulting portfolio has characteristics similar to the Russell 1000 Growth Index.

FOR PAINEWEBBER GROWTH AND INCOME FUND, THE SECTION CAPTIONED "PRINCIPAL INVESTMENT STRATEGIES" ON P. 6 OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

           PRINCIPAL INVESTMENT STRATEGIES

           The fund invests in a combination of securities to obtain both growth and income. To obtain growth, the fund invests in stocks that are believed to have substantial potential for capital growth. To obtain current income, the fund invests in dividend paying stocks and, to a lesser extent, convertible bonds and money market instruments.

           The fund generally invests in large capitalization companies. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers. The fund may (but is not required to) use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risks.

           The fund's manager, Mitchell Hutchins Asset Management Inc., has appointed Institutional Capital Corporation ("ICAP"), Westwood Management Corporation ("Westwood") and State Street Global Advisors ("SSgA") to serve as sub-advisers for the fund's investments. SSgA initially manages approximately 50% of the fund's assets and ICAP and Westwood manage approximately 25% each. Mitchell Hutchins allocates the fund's assets among the three sub-advisers. The relative values of assets allocated to each sub-adviser can change at any time.

           In managing its share of the fund's assets, ICAP uses its proprietary valuation model to identify large-capitalization companies that ICAP believes offer the best relative values because they sell below the price-to-earnings ratio warranted by their prospects. ICAP looks for companies where a catalyst for a positive change is about to occur with potential to produce stock appreciation of 20% or more relative to the market over a 12 to 18 month period. The catalyst can be thematic (e.g., global economic recovery) or company specific (e.g., a corporate restructuring or a new product). ICAP also uses internally generated research to evaluate the financial condition and business prospects of every company it considers. ICAP monitors each stock purchased and sells the stock when its target price is achieved, the catalyst becomes inoperative or ICAP identifies another stock with greater opportunity for appreciation.

           In managing its share of the fund's assets, Westwood maintains a list of securities that it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if Westwood's forecast for growth rates and earnings estimates exceeds Wall Street expectations or Westwood's forecasted price/ earnings ratio is less than the forecasted growth rate. Westwood monitors the issuing companies and will sell a stock if Westwood expects limited future price appreciation or the projected price/earnings ratio exceeds the three-year growth rate.

           In managing its share of the fund's assets, SSgA seeks to outperform the Russell 1000 Value Index (before fees and expenses). SSgA uses several independent valuation measures to identify investment opportunities within a large cap value universe and combines factors to produce an overall rank. Comprehensive research determines the optimal weighting of these perspectives to arrive at schemes that vary by industry. SSgA ranks all companies within the investable universe from top to bottom based on their relative attractiveness. SSgA constructs the fund's portfolio by selecting the highest ranked stocks from the universe and manages deviations from the benchmark to maximize the risk/reward trade-off. The resulting portfolio has characteristics similar to the Russell 1000 Value Index.

FOR PAINEWEBBER GROWTH FUND AND PAINEWEBBER GROWTH AND INCOME FUND, THE SECTION CAPTIONED "PRINCIPAL RISKS" ON PP. 3 AND 6 OF THE PROSPECTUS AND THE SECTION CAPTIONED "MORE ABOUT RISKS AND INVESTMENT STRATEGIES" ON P. 15 OF THE PROSPECTUS ARE AMENDED BY THE ADDITION OF THE FOLLOWING NEW PARAGRAPH:

           INDEX STRATEGY RISK. SSgA's proprietary strategies may not result in the portion of fund assets it manages outperforming the total return of the designated index, and these assets may underperform the index. Its performance also may deviate from that of the index because of shareholder purchases and sales of shares, which can occur daily, and because of fees and expenses borne by the fund.

FOR PAINEWEBBER MID CAP FUND, THE SECTION CAPTIONED "PRINCIPAL INVESTMENT STRATEGIES" ON P. 9 OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE
FOLLOWING:

           PRINCIPAL INVESTMENT STRATEGIES

           The fund invests primarily in common stocks of medium capitalization ("mid cap") companies that are believed to have substantial potential for capital growth. The fund considers companies with market capitalizations of between $750 million and $8 billion to be mid cap.

           The fund also invests, to a lesser extent, in stocks of larger and smaller companies and in bonds and money market instruments. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers. The fund may (but is not required to) use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risks.

           The fund's manager, Mitchell Hutchins Asset Management Inc., has appointed Delaware Management Company to serve as sub-adviser for the fund's investments. In deciding which stocks to buy or sell for the fund, Delaware Management Company employs a bottom-up, fundamental analysis to attempt to identify companies that have substantially above-average earnings growth because of management changes, new products, growth of established products or structural changes in the economy. Delaware Management Company also considers the quality of a company's management team and the strength of its finances and internal controls in selecting stocks for the fund. Although Delaware Management Company follows companies in a full range of market sectors, it may focus on a limited number of attractive industries.

FOR PAINEWEBBER SMALL CAP FUND, THE SECTION CAPTIONED "PRINCIPAL INVESTMENT STRATEGIES" ON P. 12 OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE
FOLLOWING:

           PRINCIPAL INVESTMENT STRATEGIES

           The fund invests primarily in common stocks of small capitalization ("small cap") companies that are believed to have substantial potential for capital growth. The fund considers companies with market capitalizations of up to $1.5 billion to be small cap.

           The fund may invest, to a lesser extent, in stocks of larger companies and in bonds and money market instruments. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers. The fund may (but is not required to) use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risks.

           The fund's manager, Mitchell Hutchins Asset Management
           Inc., has appointed Ariel Capital Management, Inc.
           ("Ariel") and ICM Asset Management, Inc. ("ICM") to serve as sub-advisers for the fund's investments.

           In managing its share of the fund's assets, Ariel invests in stocks of companies that it believes are misunderstood or undervalued. It seeks to identify companies in consistent industries with distinct market niches and excellent management teams. It focuses on value stocks, which it defines as stocks that have a low price/earnings ratio based on forward earnings and that trade at a significant discount to the private market value that Ariel calculates for each stock. Ariel generally sells stocks that cease to meet these criteria or that are at risk for fundamental deterioration.

           In managing its share of the fund's assets, ICM invests primarily in common stocks of companies believed to offer good relative value that have either fallen into disfavor among investors or are under-researched. In deciding which stocks to buy or sell for the fund, ICM uses a top-down analysis to identify broad sectors of the market believed to offer good relative value and then seeks to identify individual companies within those sectors that meet ICM's investment criteria. ICM also performs a bottom-up analysis to attempt to discover inefficiently priced stocks in a broad range of sectors, including those not identified in the top-down analysis. These two approaches are combined in various proportions depending on market conditions. Regardless of which approach is used to identify stock candidates, ICM then applies fundamental research analysis.

THE SECTIONS AT PP. 23-24 OF THE PROSPECTUS CAPTIONED "INVESTMENT ADVISER" AND "PORTFOLIO MANAGERS" ARE RETITLED "MANAGER" AND "SUB-ADVISERS AND PORTFOLIO MANAGERS", RESPECTIVELY, AND ARE REPLACED IN THEIR ENTIRETY BY THE FOLLOWING:

           MANAGER

           Mitchell Hutchins Asset Management Inc. is the manager and administrator of each fund. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York, 10019-6114, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc. ("PW Group"), a publicly owned financial services holding company. On August 31, 2000, Mitchell Hutchins was adviser or sub-adviser of 31 investment companies with 75 separate portfolios and aggregate assets of approximately $57.7 billion.

           On July 12, 2000, PW Group and UBS AG ("UBS") announced that they had entered into an agreement and plan of merger under which PW Group will merge into a wholly owned subsidiary of UBS. If all required approvals are obtained and the required conditions are satisfied, PW Group and UBS expect to complete the transaction in November 2000. UBS, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

           Mitchell Hutchins, with the approval of each fund's board, has selected investment sub-advisers for the funds and reviews the performance of those sub-advisers.

           SUB-ADVISERS AND PORTFOLIO MANAGERS

           GROWTH FUND

           Alliance Capital Management L.P. ("Alliance Capital") and State Street Global Advisors ("SSgA") serve as sub-advisers for this fund. Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105. It is a leading international investment manager supervising client accounts with assets as of June 30, 2000 of approximately $388 billion.

           Jane Mack Gould is primarily responsible for the day-to-day portfolio management of the fund's assets allocated to Alliance Capital and has held her fund responsibilities since October 10, 2000. Ms. Gould is a senior vice president and portfolio manager and has been with Alliance Capital since 1971.

           SSgA is located at Two International Place, Boston,
           Massachusetts 02110, and is the investment management division of State Street Bank and Trust Company. SSgA uses a team approach in the day-to-day management of its share of the fund's assets. SSgA has held its fund responsibilities since October 10, 2000.

           GROWTH AND INCOME FUND

           Institutional Capital Corporation ("ICAP"), Westwood Management Corporation ("Westwood") and State Street Global Advisors ("SSgA") serve as sub-advisers for this fund. ICAP is located at 225 West Wacker Drive,
           Suite 2400, Chicago, Illinois 60606-1229, and has been in the investment management business since 1970. As of September 30, 2000, ICAP had approximately $14.4 billion in assets under management. ICAP uses a team approach in the day-to-day management of its share of the fund's assets. ICAP has held its fund responsibilities since October 10, 2000.

           Westwood is located at 300 Crescent Court, Suite 1300, Dallas, Texas 75201, and has been in the investment management business since 1983. As of September 30, 2000, Westwood had approximately $3.2 billion in assets under management. Susan M. Byrne, president of Westwood since 1983, is primarily responsible for the day-to-day management of Westwood's share of the fund's assets.
           Ms. Byrne has held her fund responsibilities since
           October 10, 2000.

           SSgA is located at Two International Place, Boston,
           Massachusetts 02110, and is the investment management division of State Street Bank and Trust Company. SSgA uses a team approach in the day-to-day management of its share of the fund's assets. SSgA has held its fund responsibilities since October 10, 2000.

           MID CAP FUND

           Delaware Management Company, a series of Delaware Management Business Trust, a Delaware business trust, serves as sub-adviser for this fund. Delaware Management Company is located at One Commerce Square, Philadelphia, PA 19103. Delaware Management Company and its predecessors have been managing funds for affiliated organizations in the financial services industry since 1938. As of September 30, 2000, Delaware Management Company and its affiliates had over $80 billion in assets under management.

           Gerald S. Frey is primarily responsible for the fund's day-to-day portfolio management and has held his fund responsibilities since October 10, 2000. Mr. Frey is a vice president of Delaware Management Company. Prior to joining the group of companies of which Delaware Management Company is a part in 1996, Mr. Frey was a senior director with Morgan Grenfell Capital Management, Incorporated in New York. He has 18 years of experience in the money management business.

           In making investment decisions for the fund, Mr. Frey regularly consults with other members of the Delaware Management Company team: John A. Heffern, Marshall T. Bassett, Jeffrey Hynoski, Steven Lampe, Lori F. Wachs and Frank Houghton. All team members have held their fund responsibilities since October 10, 2000.

           Mr. Heffern joined Delaware Management Company in 1997 and serves as a vice president. Previously, he was a senior vice president, equity research at NatWest Security Corporation's Specialty Financial Services unit. Prior to that, he was a principal and senior regional bank analyst at Alex. Brown & Sons.

           Mr. Bassett joined Delaware Management Company in 1997 and serves as a vice president. Previously, he was employed by Morgan Stanley Asset Management's

           Emerging Growth Group, most recently as a vice president, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company.

           Mr. Hynoski joined Delaware Management Company in 1998 and serves as a vice president. Previously, he held the position of vice president with Bessemer Trust since 1993. Prior to that, he served as an analyst for Lord Abbett and Cowen Asset Management.

           Mr. Lampe joined Delaware Management Company in 1995 and serves as a vice president. Prior to that, he held a manager position with Price Waterhouse servicing the financial services industry.

           Ms. Wachs joined Delaware Management Company in 1992 and serves as an assistant vice president. Previously, she was an equity analyst at Goldman Sachs & Company for two years.

           Mr. Houghton joined Delaware Management Company in March 2000 and serves as a vice president. Previously, he was with Lynch & Mayer, Inc., which he joined in 1990 as a portfolio manager and where he served as president from 1999 to 2000. Prior to joining Lynch & Mayer, Inc.,
           Mr. Houghton was chairman of BMI Capital from 1984 to 1990, a portfolio manager at Neuberger & Berman from 1977 to 1984 and a partner of Oppenheimer & Co., Inc., from 1969 to 1977.

           SMALL CAP FUND

           Ariel Capital Management, Inc. ("Ariel") and ICM Asset Management, Inc. ("ICM") serve as sub-advisers for this fund. Ariel is located at 307 North Michigan Avenue,
           Suite 500, Chicago, Illinois 60601. Eric T. McKissack is primarily responsible for the day-to-day management of the fund's assets allocated to Ariel and has held his fund responsibilities since October 10, 2000. He has been with Ariel since 1986 and is currently its vice chair and co-chief investment officer.

           ICM is located at 601 W. Main Avenue, Suite 600, Spokane, Washington 99201. As of September 30, 2000, ICM had approximately $1.86 billion in assets under management. ICM uses a team approach in the day-to-day management of its share of the fund's assets and has held its fund responsibilities since October 10, 2000. ICM's team is led by Kevin A. Jones, CFA, and Jim Simmons, CFA. Seven experienced analysts round out the research team led by Messrs. Simmons and Jones.

           Mr. Simmons is the founder and president, chief investment officer and a director of ICM. Mr. Jones is a senior portfolio manager with ICM and has specialized in managing small-and mid-cap portfolios since 1997. Prior to his appointment as senior portfolio manager in October 1998, Mr. Jones covered numerous industries as a research analyst. Before joining ICM, Mr. Jones spent time as a portfolio analyst for another Northwest investment adviser and as a financial consultant for two major brokerage firms. He has a total of 13 years experience in the securities industry.